Contract Assets and Contract Liabilities	3 Months Ended
Mar. 31, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract Assets and Contract Liabilities
Contract Assets, Deferred Contract Costs Asset and Contract Liabilities
Costs incurred for mobilization, upfront modifications/upgrades and contract preparation are direct costs incurred to fulfill contracts and are expensed over the expected recognition period in the event they are deemed recoverable or in the case of capital upgrades or capital modifications such costs are capitalized and depreciated in accordance with the Company's fixed asset capitalization policy. Such costs other than those capitalized as fixed assets are deferred and recorded as deferred contract costs. Demobilization contract assets reflect the amount of unconstrained demobilization revenue recognized for which the Company's entitlement to invoice the customer is dependent on future performance.
The following table sets forth deferred contract costs, demobilization contract assets and deferred revenue on the Condensed Consolidated Balance Sheets (in millions):

	Balance Sheet Classification	March 31, 2019	December 31, 2018
Deferred Contract Costs and Demobilization Contract Assets
Current	Prepaid expenses and other current assets	$8.6	$8.7
Noncurrent	Other assets	0.3	0.4
		$8.9	$9.1

Deferred Revenue - Contract liabilities
Current	Deferred revenue	$11.3	$16.7
Noncurrent	Other liabilities	17.7	19.1
		$29.0	$35.8

Presented in the table below are the changes in deferred contract costs during the three months ended March 31, 2019 (in millions):

March 31, 2019
Deferred Contract Costs Asset
Beginning balance	$3.6
Less: amortization	2.7
Ending balance	$0.9

Presented in the table below are the changes in contract assets during the three months ended March 31, 2019 (in millions):

March 31, 2019
Contract Assets - Demobilization
Beginning balance	$5.5
Plus: contractual additions	2.5
Ending balance	$8.0

The Company expects to recognize $3.4 million of additional demobilization into revenue during the remainder of 2019 which would increase our Contract Assets.
Presented in the table below are the changes in deferred revenue during the three months ended March 31, 2019 (in millions):

March 31, 2019
Deferred Revenue - Deferred mobilization and upgrade/modification revenue
Beginning balance	$35.8
Plus: contractual additions	2.4
Less: amortization	9.2
Ending balance (1)	$29.0

(1) Includes $14.3 million of deferred revenue related to capital expenditures for the Bess Brants and Earnest Dees (both leased to ARO) to be received as reimbursement from ARO. A receivable of $14.3 million is included in Receivables - trade and other on the Condensed Consolidated Balance Sheet at March 31, 2019.

Estimated future amortization at March 31, 2019 of the Company's deferred revenue and deferred contract costs to be recognized over the expected recognition period is set forth in the following table (in millions):

	Remaining
	2019	2020	2021	2022	Total
Amortization of deferred revenue	$9.0	$9.6	$8.5	$1.9	$29.0
Amortization of deferred contract costs	0.5	0.2	0.2	—	0.9

No impairment losses were recognized on contract assets during the three months ended March 31, 2019.
We have applied the optional exemption afforded in ASU No. 2014-09 and have not disclosed the variable consideration related to the estimated future day rate revenues.